Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended	6 Months Ended			9 Months Ended		12 Months Ended
	Mar. 31, 2015	Jun. 30, 2016	Sep. 30, 2015	Jun. 30, 2015	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)					$ 2,121,614
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Amortization of debt discounts						$ 68,466
Changes in operating assets and liabilities:
Inventories					(4,847,417)
Net cash (used in) provided by operating activities					989,602
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings on convertible notes payable to related parties	$ 275,000				2,000,000
Proceeds from notes payable					2,900,000		$ 0
CASH AT BEGINNING OF PERIOD		$ 43,856			43,856
CASH AT END OF PERIOD					267,784	43,856	43,856
Xing Group [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)		147,179		$ 612,988			772,308	$ 222,680
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization		215,495		187,825			430,989	375,651
Gain on the sale of property and equipment							(71,022)	(5,500)
Changes in operating assets and liabilities:
Accounts receivable		(1,782,912)		(1,534,961)			83,131	(315,674)
Inventories		(696,974)		(1,981,313)			188,508	(732,449)
Prepaid expenses and other current assets		(59,005)		(146,239)			(73,229)	68,793
Deposits								(1,750)
Accounts payable, accrued expenses and other current liabilities		2,545,493		1,579,016			(567,607)	(599,272)
Net cash (used in) provided by operating activities		369,276		(1,282,684)			763,078	(987,521)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment		(136,672)		(277,976)			(329,380)	(311,785)
Net cash used in investment activities							(329,380)	(311,785)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings on convertible notes payable to related parties		5,125,000		350,000
Activity on line of credit, net		(5,250,000)		1,016,261			(1,000,000)	500,000
Payments on note payable		(41,000)		(39,454)			(79,530)	(75,987)
Payments on convertible notes payable to related parties							500,000	1,150,000
Payments on capital lease obligations		(66,604)		(12,340)
Repayment of notes payable and capital lease obligations							(100,361)	(28,514)
Net cash provided by (used in) financing activities		(232,604)		1,314,467			(679,891)	1,545,499
NET CHANGE IN CASH				(246,193)			(246,193)	246,193
CASH AT BEGINNING OF PERIOD	246,593	400		246,593	400		246,593	400
CASH AT END OF PERIOD		400		400		400	400	246,593
Cash paid during the period for:
Interest		451,351		461,926			937,847	984,292
NONCASH INVESTING AND FINANCING ACTIVITIES:
Assets acquired under capital leases							228,080	91,707
Successor [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)			$ (363,296)		(2,121,614)	(1,031,311)	(1,031,311)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization			121,918		208,485	10,215
Depreciation expense from discontinued operations						115,441
Amortization of debt discounts			59,207		44,803	68,466
Amortization of customer relationships						62,500
Bad debt expense
Gain on forgiveness of accrued payroll			(500,000)			(500,000)
Accrued acquisition costs					753,857
Common stock issued for services			304,580		956,596	311,080
Loss on sale of discontinued operations						256,773
Changes in operating assets and liabilities:
Accounts receivable			(328,812)		676,988	(272,175)
Inventories			(52,629)		499,196	100,419
Prepaid expenses and other current assets			44,675		30,888	58,271
Accounts payable						142,307
Accounts payable, accrued expenses and other current liabilities			330,319		(59,597)	44,032
Reserve for legal settlement
Net cash (used in) provided by operating activities			(384,038)		989,602	(633,982)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment			(24,327)		(6,842)	(22,951)
Purchases of property and equipment in discontinued operations						(1,050)
Cash received for sale of discontinued operations						395,650
Cash paid to acquire the combined assets of Xing					(8,500,000)
Acquisition costs paid to acquire Xing Beverage, LLC					(753,857)
Repayment of note issued for acquisition of assets of B&R Liquid Adventure			(140,000)			(140,000)
Acquisition of assets of B&R Liquid Adventure			(260,000)			(260,000)
Net cash used in investment activities			(424,327)		(9,260,699)	(28,351)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings on convertible notes payable to related parties			339,322		10,700,000
Proceeds from notes payable						288,320
Proceeds from convertible note payable					200,000
Net factoring advances			170,228		(110,663)	110,663
Exercise of stock warrants					21,000
Issuance of common stock for cash			61,200			61,200
Issuance of Series B Preferred stock for cash			25,000			25,000
Payments on convertible notes payable to related parties
Repayment of notes payable to related party			(50,750)			(50,750)
Repayment of notes payable and capital lease obligations			(136,379)		(2,315,312)	(186,379)
Net cash provided by (used in) financing activities			408,621		8,495,025	248,054
NET CHANGE IN CASH			(399,744)		223,928	(414,279)
CASH AT BEGINNING OF PERIOD		$ 43,856	458,135		43,856	458,135
CASH AT END OF PERIOD	458,135		58,391		267,784	43,856	43,856
Cash paid during the period for:
Interest					189,470
Income taxes
NONCASH INVESTING AND FINANCING ACTIVITIES:
Debt issued for acquisition of B&R Liquid Adventure						140,000
Common stock issued for acquisition of B&R Liquid Adventure						500,000
Preferred stock issued for settlement of accounts payable
Debt discount from beneficial conversion feature
Predecessor [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	(72,022)							(891,435)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization	5,100							19,926
Depreciation expense from discontinued operations
Amortization of debt discounts								120,000
Amortization of customer relationships
Bad debt expense								13,638
Gain on forgiveness of accrued payroll
Accrued acquisition costs
Common stock issued for services
Loss on sale of discontinued operations
Changes in operating assets and liabilities:
Accounts receivable	(23,277)							99,810
Inventories	105,419							16,165
Prepaid expenses and other current assets	5,695							(5,695)
Accounts payable	(5,158)							153,241
Accounts payable, accrued expenses and other current liabilities	(1,685)							(6,394)
Reserve for legal settlement	5,100							212,224
Net cash (used in) provided by operating activities	24,330							(268,520)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(11,688)							(4,929)
Purchases of property and equipment in discontinued operations
Cash received for sale of discontinued operations
Cash paid to acquire the combined assets of Xing
Repayment of note issued for acquisition of assets of B&R Liquid Adventure
Acquisition of assets of B&R Liquid Adventure
Net cash used in investment activities	(11,688)							(4,929)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings on convertible notes payable to related parties								120,000
Proceeds from notes payable
Proceeds from convertible note payable
Net factoring advances
Exercise of stock warrants
Issuance of common stock for cash
Issuance of Series B Preferred stock for cash
Payments on convertible notes payable to related parties	(69,000)
Repayment of notes payable to related party
Repayment of notes payable and capital lease obligations	(1,874)							(7,497)
Net cash provided by (used in) financing activities	(70,874)							112,503
NET CHANGE IN CASH	(58,232)							(160,946)
CASH AT BEGINNING OF PERIOD	125,312		$ 67,080	$ 125,312		$ 67,080	$ 125,312	286,258
CASH AT END OF PERIOD	67,080							125,312
Cash paid during the period for:
Interest	1,861							5,169
Income taxes
NONCASH INVESTING AND FINANCING ACTIVITIES:
Debt issued for acquisition of B&R Liquid Adventure
Common stock issued for acquisition of B&R Liquid Adventure
Preferred stock issued for settlement of accounts payable								16,532
Debt discount from beneficial conversion feature								$ 120,000